RELATED PARTY TRANSACTIONS - Narrative (Details) € in Millions, $ in Millions			1 Months Ended	6 Months Ended
	Feb. 23, 2024 USD ($)	Feb. 23, 2024 EUR (€)	Nov. 30, 2023	Jun. 28, 2024 EUR (€) benefitPlan	Jun. 30, 2023 EUR (€)	Dec. 31, 2023 EUR (€)
Disclosure of transactions between related parties [line items]
Number of post employment defined benefit plan | benefitPlan				2
COCA COLA BEVERAGES PHILIPPINES
Disclosure of transactions between related parties [line items]
Consideration paid (received)	$ 1,000	€ 930
COCA COLA BEVERAGES PHILIPPINES | Aboitiz Equity Ventures Inc. and Coca-Cola Europacific Partners plc
Disclosure of transactions between related parties [line items]
Consideration paid (received)	$ 1,680	€ 1,550
Other related parties
Disclosure of transactions between related parties [line items]
Amounts affecting cost of sales				€ 104	€ 88
Joint ventures, associates and other related parties
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions				5		€ 6
Amounts payable, related party transactions				€ (10)		€ (19)
Joint ventures | COCA COLA BEVERAGES PHILIPPINES
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint operation			60.00%
Joint ventures | Aboitiz Equity Ventures Inc. (AEV) | COCA COLA BEVERAGES PHILIPPINES
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint operation			40.00%